Alger Spectra Fund Expense Example - Class Y Shares [Member] - Alger Spectra Fund - Class Y	Oct. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 114
Expense Example, with Redemption, 3 Years	370
Expense Example, with Redemption, 5 Years	654
Expense Example, with Redemption, 10 Years	$ 1,462